Inventories (Details) - Schedule of Inventories, Net of Inventory Reserves ¥ in Thousands, $ in Thousands	Mar. 31, 2024 CNY (¥)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 CNY (¥)
Schedule of Inventories, Net of Inventory Reserves [Line Items]
Total inventories, net of inventory reserves	¥ 55,189	$ 7,644	¥ 81,052
Products [Member]
Schedule of Inventories, Net of Inventory Reserves [Line Items]
Total inventories, net of inventory reserves	54,992		80,431
Packaging materials and others [Member]
Schedule of Inventories, Net of Inventory Reserves [Line Items]
Total inventories, net of inventory reserves	¥ 197		¥ 621